Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 9,663
Depreciation expense	(44)		$ (42)	$ (22)
Reversal of impairment loss	107	$ 3	83	27
Ending balance	9,804	$ 319	9,663
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	10,663		10,662	9,214
Additions	18		1	1,359
Disposal				37
Reclassification	99			126
Ending balance	10,780		10,663	10,662
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(1,000)		(1,041)	(1,045)
Depreciation expense	44		42	22
Reclassification	(39)			(1)
Reversal of impairment loss	107		83	27
Ending balance	(976)		(1,000)	(1,041)
Beginning balance, net	9,663		9,621
Ending balance, net	$ 9,804		$ 9,663	$ 9,621